EVENTS OCCURRING AFTER THE REPORTING PERIOD	6 Months Ended
Dec. 31, 2024
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

18.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

Within the context of a new strategy for our seed business, on February 6, 2025 we signed an agreement with GDM for the development of new soybean solutions with exclusive rights outside the drought tolerant space. Under this ten-year agreement, GDM will use Verdeca's patented platform to develop and market a new generation of soybean varieties with superior agronomic performance. This opportunity will leverage from the collaboration that has already started several years ago.

Subsequent to December 31, 2024, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.